Equity (Details) - Schedule of Stock Option Activities - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Abstract]
Amount of options, Outstanding Ending balance	2,132,763	1,945,500
Weighted average exercise, Outstanding Ending balance	$ 21.51	$ 24.52
Weighted average remaining contractual life (in years), Outstanding Ending balance	3 years 3 months 18 days	3 years 8 months 15 days
Aggregate intrinsic value, Outstanding Ending balance	$ 5,531	$ 9,118
Amount of options, Vested and expected to vest		1,945,500
Weighted average exercise, Vested and expected to vest		$ 24.52
Weighted average remaining contractual life (in years), Vested		3 years 8 months 15 days
Aggregate intrinsic value, Vested		$ 9,118
Amount of options, Exercisable		796,425
Weighted average exercise, Exercisable		$ 24.78
Weighted average remaining contractual life (in years), Exercisable		3 years 1 month 17 days
Aggregate intrinsic value, Exercisable		$ 3,604
Amount of options, Granted		429,500
Weighted-Average Exercise Price, Granted		$ 21.09
Amount of options, Exercised		(558,695)
Weighted average exercise, Exercised		$ 9.54
Amount of options, Expired and forfeited		(58,068)
Weighted average exercise, Expired and forfeited		$ 14.59